Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

Total revenue by geographic area was as follows:

	Year ended March 31,
	2016	2015	2014
Revenue:
United States	$60,970	$43,574	$29,636
United Kingdom	55,276	48,595	37,694
South Africa	22,342	21,817	18,716
Other	3,253	2,099	2,269

Total revenue	$141,841	$116,085	$88,315

Summary of Property and Equipment, Net by Geographic Location

Property and equipment, net by geographic location consists of the following:

	At March 31,
	2016	2015
United States	$11,363	$11,031
United Kingdom	7,677	7,883
Australia	2,886	192
South Africa	2,569	3,736
Other	311	317

Total	$24,806	$23,159